Investments in Affiliates (Details) - Schedule of results of operation - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of results of operation [Abstract]
Income from operations	¥ 115,656	¥ 689,259	¥ 1,210,690
Net profit	¥ 89,820	¥ 520,539	¥ 907,724